Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Changes in accounting policies
Schedule of quantitative effects and reclassifications deriving from initial application of IFRS 16

The breakdown of the abovementioned quantitative effects and reclassifications deriving from the initial application, as at January 1, 2019, of IFRS 16, is as follows:

(€ million)	December 31,	Adoption of	Reclassifications	Total effect of the	As restated
Selected line items only	2018	IFRS 16	IFRS 16	first application	January 1, 2019
Current assets	39,450		(12)	(12)	39,438
of which: Trade and other receivables	14,101		(12)	(12)	14,089

Non-current assets	78,628	5,656	(13)	5,643	84,271
of which: Property, plant and equipment	60,302		(46)	(46)	60,256
of which: Right-of-use assets		5,656	33	5,689	5,689

Assets held for sale	295		13	13	308

Current liabilities	28,382	665	(15)	650	29,032
of which: Current portion of long-term debt	3,601		(16)	(16)	3,585
of which: Current portion of long-term lease liabilities		665	129	794	794
of which: Trade and other payables	16,747		(128)	(128)	16,619

Non-current liabilities	38,859	4,991	(10)	4,981	43,840
of which: Long-term debt	20,082		(36)	(36)	20,046
of which: Long-term lease liabilities		4,991	26	5,017	5,017

Liabilities directly associated with assets held for sale	59		13	13	72

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16

(€ billion)
Future minimum lease payments under non-cancellable operating leases at December 31, 2018	4.0
– Recognition of the shares of leases related to followers	2.0
– Effect of discounting	(1.5)
– Extension options	1.2
– Other changes	0.1
Lease liability at January 1, 2019	5.8